REPURCHASE OF SHARES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2014 CNY	Jun. 20, 2014 USD ($)	Sep. 30, 2008 USD ($)	Dec. 31, 2014 ADSs USD ($)	Dec. 31, 2014 ADSs CNY	Dec. 31, 2014 ADSs Zero-Strike Call Options
REPURCHASE OF SHARES
Size of the share repurchase program		$ 75,000	$ 25,000
Number of shares repurchased and retired				799,293	799,293	76,000
Repurchase consideration	153,684			$ 24,769	153,684